SUPPLEMENT DATED DECEMBER 22, 2006
                     TO THE PROSPECTUS DATED MAY 1, 2006 FOR

                                 PERSPECTIVE(SM)

              ISSUED BY JACKSON NATIONAL LIFE INSURANCE COMPANY(R)
                  THROUGH JACKSON NATIONAL SEPARATE ACCOUNT - I

THIS SUPPLEMENT UPDATES THE PROSPECTUS, EFFECTIVE JANUARY 16, 2007. PLEASE READ AND KEEP IT TOGETHER WITH YOUR COPY OF THE PROSPECTUS FOR FUTURE REFERENCE.

--------------------------------------------------------------------------------

* Nine new Investment Divisions of the Separate Account are available, each of which invests in the following funds - all Class A shares:

        JNL SERIES TRUST
          JNL/CREDIT SUISSE GLOBAL NATURAL RESOURCES FUND
          JNL/CREDIT SUISSE LONG/SHORT FUND
          JNL/FRANKLIN TEMPLETON FOUNDING STRATEGY FUND
          JNL/FRANKLIN TEMPLETON GLOBAL GROWTH FUND
          JNL/FRANKLIN TEMPLETON MUTUAL SHARES FUND
          JNL/PIMCO REAL RETURN FUND
          JNL/S&P DISCIPLINED MODERATE FUND
          JNL/S&P DISCIPLINED MODERATE GROWTH FUND
          JNL/S&P DISCIPLINED GROWTH FUND

* Also, please note the following fund name changes:

        JNL SERIES TRUST
          JNL/PPM AMERICA VALUE EQUITY FUND (FORMERLY, JNL/PUTNAM VALUE EQUITY
            FUND)
          JNL/WESTERN ASSET HIGH YIELD BOND FUND (FORMERLY, JNL/WESTERN HIGH
            YIELD BOND FUND)
          JNL/WESTERN ASSET STRATEGIC BOND FUND (FORMERLY, JNL/WESTERN STRATEGIC
            BOND FUND)
          JNL/WESTERN ASSET U.S. GOVERNMENT & QUALITY BOND FUND (FORMERLY,
            JNL/WESTERN U.S. GOVERNMENT & QUALITY BOND FUND)

--------------------------------------------------------------------------------
* Under KEY FACTS, please replace the corresponding text box with the following.


------------------------------------------------------------------------------------------------------------

ANNUITY SERVICE CENTER:                                 1 (800) 766-4683 (8 a.m. - 8 p.m. ET)

            MAIL ADDRESS:                               P.O. Box 17240, Denver, Colorado 80217-0240

            DELIVERY ADDRESS:                           7601 Technology Way, Denver, Colorado 80237

INSTITUTIONAL MARKETING GROUP
SERVICE CENTER:                                         1 (800) 777-7779 (8 a.m. - 8 p.m. ET)
(for Contracts purchased through a bank
or another financial institution)

            MAIL ADDRESS:                               P.O. Box 30392, Lansing, Michigan 48909-7892

            DELIVERY ADDRESS:                           1 Corporate Way, Lansing, Michigan 48951
                                    Attn: IMG

HOME OFFICE:                                            1 Corporate Way, Lansing, Michigan 48951
------------------------------------------------------------------------------------------------------------

* Under KEY FACTS, in the subsection entitled "Expenses," please replace the last paragraph with the following.

         There are also investment charges, which are expected to range from 0.60% to 1.89%, on an annual basis, of the average daily value of the Funds, depending on the Fund.

--------------------------------------------------------------------------------
* Under FEES AND EXPENSES TABLES, please replace the "Total Annual Fund Operating Expenses" minimum and maximum amounts with the following.

        --------------------------------------------

                       Minimum: 0.60%

                       Maximum: 1.89%

        ---------------------------------------------

* Under FEES AND EXPENSES TABLES, with the fee table entitled "Fund Operating Expenses," please note the expenses charged by the following nine newly available funds. In addition, please note the revised expenses charged by JNL/PPM America Value Equity Fund, formerly JNL/Putnam Value Equity Fund. Also, the below footnotes replace the corresponding footnotes in the prospectus.


                   FUND OPERATING EXPENSES
  (AS AN ANNUAL PERCENTAGE OF THE FUND'S AVERAGE DAILY NET
                           ASSETS)

                                                                                                                ANNUAL
                                                                 MANAGEMENT AND     SERVICE        OTHER       OPERATING
                          FUND NAME                               ADMIN FEE A     (12B-1) FEE    EXPENSES B     EXPENSES
--------------------------------------------------------------- ---------------- -------------- ------------- -------------
---------------------------------------------------------------- --------------- -------------- ------------- -------------
JNL/Credit Suisse Global Natural Resources                           0.85%           0.20%         0.01%         1.06%
---------------------------------------------------------------- --------------- -------------- ------------- -------------
---------------------------------------------------------------- --------------- -------------- ------------- -------------
JNL/Credit Suisse Long/Short                                         1.00%           0.20%          0.50% D      1.70%
---------------------------------------------------------------- --------------- -------------- ------------- -------------
---------------------------------------------------------------- --------------- -------------- ------------- -------------
JNL/Franklin Templeton Founding Strategy E                           0.05%           0.00%         0.01%         0.06%
---------------------------------------------------------------- --------------- -------------- ------------- -------------
---------------------------------------------------------------- --------------- -------------- ------------- -------------
JNL/Franklin Templeton Global Growth                                 0.90%           0.20%         0.01%         1.11%
---------------------------------------------------------------- --------------- -------------- ------------- -------------
---------------------------------------------------------------- --------------- -------------- ------------- -------------
JNL/Franklin Templeton Mutual Shares                                 0.85%           0.20%         0.01%         1.06%
---------------------------------------------------------------- --------------- -------------- ------------- -------------
---------------------------------------------------------------- --------------- -------------- ------------- -------------
JNL/PIMCO Real Return                                                0.60%           0.20%         0.01%         0.81%
---------------------------------------------------------------- --------------- -------------- ------------- -------------
---------------------------------------------------------------- --------------- -------------- ------------- -------------
JNL/PPM America Value Equity                                         0.65%           0.20%         0.01%         0.86%
---------------------------------------------------------------- --------------- -------------- ------------- -------------
---------------------------------------------------------------- --------------- -------------- ------------- -------------
JNL/S&P Disciplined Moderate C                                       0.18%           0.00%         0.01%         0.19%
---------------------------------------------------------------- --------------- -------------- ------------- -------------
---------------------------------------------------------------- --------------- -------------- ------------- -------------
JNL/S&P Disciplined Moderate Growth C                                0.18%           0.00%         0.01%         0.19%
---------------------------------------------------------------- --------------- -------------- ------------- -------------
---------------------------------------------------------------- --------------- -------------- ------------- -------------
JNL/S&P Disciplined Growth C                                         0.18%           0.00%         0.01%         0.19%
---------------------------------------------------------------- --------------- -------------- ------------- -------------

A Certain Funds pay Jackson National Asset Management, LLC, the Administrator, an administrative fee for certain services provided to the Fund by the Administrator. The JNL/Credit Suisse Global Natural Resources Fund, the JNL/Credit Suisse Long/Short Fund, the JNL/Franklin Templeton Global Growth Fund, the JNL/JPMorgan International Equity Fund, the JNL/JPMorgan International Value Fund, the JNL/Lazard Emerging Markets Fund, the JNL/Oppenheimer Global Growth Fund, the JNL/Select Global Growth Fund and all of the JNL/Mellon Capital Management Funds except the JNL/Mellon Capital Management S&P 500 Index Fund, the JNL/Mellon Capital Management S&P 400 MidCap Index Fund, the JNL/Mellon Capital Management Small Cap Index Fund, the JNL/Mellon Capital Management Bond Index Fund, the JNL/Mellon Capital Management Enhanced S&P 500 Stock Index Fund and the JNL/Mellon Capital Management Global 15 Fund pay an administrative fee of 0.15%; the JNL/Mellon Capital Management Global 15 Fund pays an administrative fee of 0.20%; the JNL/Franklin Templeton Founding Strategy Fund and the 12 JNL/S&P Funds pay an administrative fee of 0.05%; and the other Funds pay an administrative fee of 0.10%. The Management and Administrative Fee and the Annual Operating Expenses columns in this table reflect the inclusion of any applicable administrative fee.

B Other expenses include registration fees, licensing costs, a portion of the Chief Compliance Officer costs, directors and officers insurance, the fees and expenses of the disinterested Trustees/Managers and of independent legal counsel to the disinterested Trustees/Managers.

C UNDERLYING FUND EXPENSES. The expenses shown above are the annual operating expenses for the JNL/S&P Funds. Because the JNL/S&P Funds invest in other Funds of the JNL Series Trust and JNL Variable Fund LLC, the JNL/S&P Funds will indirectly bear its pro rata share of fees and expenses of the underlying Funds in addition to the expenses shown.

     The total annual operating expenses for each JNL/S&P Fund (including both the annual operating expenses for the JNL/S&P Funds and the annual operating expenses for the underlying Funds) could range from 0.76% to 1.89% (this range reflects an investment in the Funds with the lowest and highest Annual Operating Expenses). The table below shows estimated total annual operating expenses for each of the JNL/S&P Funds based on the pro rata share of expenses that the JNL/S&P Funds would bear if they invested in a hypothetical mix of underlying Funds. The Adviser believes the expenses shown below to be a likely approximation of the expenses the JNL/S&P Funds will incur based on the actual mix of underlying Funds. The expenses shown below include both the annual operating expenses for the JNL/S&P Fund and the annual operating expenses for the underlying Funds. The actual expenses of each JNL/S&P Fund will be based on the actual mix of underlying Funds in which it invests. The actual expenses may be greater or less than those shown.

         JNL/S&P Managed Conservative Fund                           1.04%
         JNL/S&P Managed Moderate Fund                               1.08%
         JNL/S&P Managed Moderate Growth Fund                        1.09%
         JNL/S&P Managed Growth Fund                                 1.13%
         JNL/S&P Managed Aggressive Growth Fund                      1.16%
         JNL/S&P Retirement Income Fund                              1.05%
         JNL/S&P Retirement 2015 Fund                                1.13%
         JNL/S&P Retirement 2020 Fund                                1.15%
         JNL/S&P Retirement 2025 Fund                                1.16%
         JNL/S&P Disciplined Moderate Fund                           0.89%
         JNL/S&P Disciplined Moderate Growth Fund                    0.86%
         JNL/S&P Disciplined Growth Fund                             0.85%

D Amount includes the estimated costs associated with the Fund's short sales on equity securities. The percentage shown represents estimates for the Fund's initial year of operations and assumes that the Fund maintains short equity positions of approximately 20% of its net assets. When a cash dividend is declared on a security for which the Fund holds a short position, the Fund incurs the obligation to pay an amount equal to that dividend to the lender of the shorted security. Dividend expense on short sales is estimated to be 0.37% of the 0.50%. In addition, the Fund will incur fees in connection with the borrowing of securities in order to effect the short sale transactions, which is estimated to be 0.12% of the 0.50%. The Fund's actual dividend expenses paid and stock loan fees on securities sold short may be significantly higher or lower than the estimates above due to, among other factors, the actual extent of the Fund's short positions, the actual dividends paid with respect to the securities the Fund sells short, and the actual timing of the Fund's short sale transactions, each of which is expected to vary over time.

E UNDERLYING FUND EXPENSES. The expenses shown above are the annual operating expenses for the JNL/Franklin Templeton Founding Strategy Fund. Because the JNL/Franklin Templeton Founding Strategy Fund invests in the JNL/Franklin Templeton Income Fund, the JNL/Franklin Templeton Global Growth Fund, and the JNL/Franklin Templeton Mutual Shares Fund, the JNL/Franklin Templeton Founding Strategy Fund will indirectly bear its pro rata share of fees and expenses of the Underlying Funds in addition to the expenses shown. The JNL/Franklin Templeton Founding Strategy Fund expense including the expenses for the Underlying Funds is 1.15%.

* Under FEES AND EXPENSES TABLES, please replace the corresponding example with the following.

         EXAMPLE. The example below is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, Contract fees, Separate Account annual expenses and Fund fees and expenses.

         (The Annual Contract Maintenance Charge is determined by dividing the total amount of such charges collected during the calendar year by the total market value of the Investment Divisions and Fixed Account.)

         The example assumes that you invest $10,000 in the Contract for the time periods indicated. Neither transfer fees nor premium tax charges are reflected in the example. The example also assumes that your investment has a 5% annual return on assets each year.

         The following example includes maximum Fund fees and expenses and the cost if you select the Earnings Protection Benefit Endorsement and the Maximum Anniversary Value Death Benefit Option. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

         If you surrender your Contract at the end of the applicable time period:

         1 year             3 years            5 years           10 years
         $439               $1,173             $1,927            $3,924

         If you annuitize at the end of the applicable time period:

         1 year *            3 years          5 years           10 years
         $439                $1,173           $1,927            $3,924

         * Withdrawal charges apply to income payments occurring within one year of the Contract's Issue Date.

         If you do NOT surrender your Contract:

         1 YEAR              3 YEARS          5 YEARS           10 YEARS
         $369                $1,123           $1,897            $3,924

         THE EXAMPLE DOES NOT REPRESENT PAST OR FUTURE EXPENSES. YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER.

--------------------------------------------------------------------------------
* Under THE ANNUITY CONTRACT, please replace the last paragraph with the following.

         The Contract is a flexible premium fixed and variable deferred annuity and may be issued as either an individual or a group contract. Contracts issued in your state may provide different features and benefits than those described in this prospectus. This prospectus provides a description of the material rights and obligations under the Contract. Your Contract and any endorsements are the formal contractual agreement between you and the Company. In those states where Contracts are issued as group contracts, references throughout the prospectus to "Contract(s)" shall also mean "certificate(s)."

--------------------------------------------------------------------------------
* Under INVESTMENT DIVISIONS, with the JNL SERIES TRUST, please add the following information about the newly available funds.

--------------------------------------------------------------------------------
JNL/CREDIT SUISSE GLOBAL NATURAL RESOURCES FUND
     Jackson National Asset Management, LLC (and Credit Suisse Asset Management, LLC and Credit Suisse Asset Management Limited (sub-sub-adviser))

         Seeks long-term growth of capital by investing a minimum of 95% (of the majority of its assets) of its assets in worldwide companies.

--------------------------------------------------------------------------------
JNL/CREDIT SUISSE LONG/SHORT FUND
     Jackson National Asset Management, LLC (and Credit Suisse Asset Management,
     LLC)

         Seeks total return by investing through a quantitative active equity management strategy that allows the portfolio to underweight unattractive stocks beyond benchmark weights, resulting in short positions on certain stocks.

--------------------------------------------------------------------------------
JNL/FRANKLIN TEMPLETON FOUNDING STRATEGY FUND
     Jackson National Asset Management, LLC

         Seeks capital appreciation by investing in a combination of mutual funds (Underlying Funds) on a fixed percentage basis. These Underlying Funds, in turn invest primarily in U.S. and foreign equity securities, and, to a lesser extent, fixed-income and money market securities.

--------------------------------------------------------------------------------
JNL/FRANKLIN TEMPLETON GLOBAL GROWTH FUND
     Jackson National Asset Management, LLC (and Templeton Global Advisors Limited)

         Seeks long-term capital growth by investing primarily in the equity securities of companies located anywhere in the world, including emerging markets (under normal market conditions).

--------------------------------------------------------------------------------
JNL/FRANKLIN TEMPLETON MUTUAL SHARES FUND
     Jackson National Asset Management, LLC (and Franklin Mutual Advisers, LLC)

         Seeks capital appreciation, which may occasionally be short-term, and secondarily, income by investing in equity securities of companies in any nation, pursuant to manager discretion. The Fund invests primarily (up to 80%) in mid- and large-cap companies with market capitalization greater than $1.5 billion at the time of investment, but it may invest a significant portion of its assets in small-cap companies as well.

--------------------------------------------------------------------------------
JNL/PIMCO REAL RETURN FUND
     Jackson National Asset Management, LLC (and Pacific Investment Management Company LLC)

         Seeks maximum real return, consistent with preservation of real capital and prudent investment management by investing under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or government-sponsored enterprises and corporations.

--------------------------------------------------------------------------------
JNL/S&P DISCIPLINED MODERATE FUND
     Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services LLC)

         Seeks capital growth, and secondarily, current income by investing in Class A shares of a diversified group of other Funds (Underlying Funds), which are part of the JNL Series Trust and the JNL Variable Fund LLC. The Fund seeks to achieve capital growth through its investments in Underlying Funds that invest primarily in equity securities. The Fund seeks to achieve current income through its investments in Underlying Funds that invest primarily in fixed-income securities.

--------------------------------------------------------------------------------
JNL/S&P DISCIPLINED MODERATE GROWTH FUND
     Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services LLC)

         Seeks capital growth, and secondarily, current income by investing in Class A shares of a diversified group of other Funds (Underlying Funds), which are part of the JNL Series Trust and the JNL Variable Fund LLC. The Fund seeks to achieve capital growth through its investments in Underlying Funds that invest primarily in equity securities. The Fund seeks to achieve current income through its investments in Underlying Funds that invest primarily in fixed-income securities.

--------------------------------------------------------------------------------
JNL/S&P DISCIPLINED GROWTH FUND
     Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services LLC)

         Seeks capital growth, and current income by investing in Class A shares of a diversified group of other Funds (Underlying Funds), which are part of the JNL Series Trust and the JNL Variable Fund LLC. The Fund seeks to achieve capital growth through its investments in Underlying Funds that invest primarily in equity securities. The Fund seeks to achieve current income through its investments in Underlying Funds that invest primarily in fixed-income securities.

* Under INVESTMENT DIVISIONS, with the JNL SERIES TRUST, please replace the fund objective paragraph for the former JNL/Putnam Value Equity Fund with the following.

--------------------------------------------------------------------------------
JNL/PPM AMERICA VALUE EQUITY FUND
     Jackson National Asset Management, LLC (and PPM America, Inc.)

         Seeks long-term capital growth by investing primarily in a diversified portfolio of equity securities of domestic, large-capitalization companies at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) will be invested, under normal circumstances, in equity securities.

--------------------------------------------------------------------------------
* Under CONTRACT CHARGES, in the subsection entitled "Insurance Charges," please replace the first paragraph with the following.

         INSURANCE CHARGES. Each day Jackson National makes a deduction for its various insurance and administrative charges. The insurance charges include the mortality and expense risk charge and charge for any optional benefit you select. We deduct these charges as part of our calculation of the value of the accumulation units and annuity units. On an annual basis, the total charge for a base Contract without any optional benefit equals 1.40% (mortality & expense risk charge - 1.25%; administration charge - 0.15%). The total charges for a Contract with the Optional Maximum Anniversary Value Death Benefit is 1.50%. The total charge for a Contract with the Optional Earnings Protection Benefit is 1.60%. The total charge for a Contract with both benefits is 1.70%. These charges are applied to the average daily net asset value of your allocations to the Investment Divisions. These charges do not apply to the guaranteed fixed account or the indexed fixed option.

* The following section entitled "Distribution of Contracts," formerly a subsection under CONTRACT CHARGES, contains revised language and is now a separate section.

                            DISTRIBUTION OF CONTRACTS

         Jackson National Life Distributors LLC ("JNLD"), located at 7601 Technology Way, Denver, Colorado 80237, serves as the distributor of the Contracts. JNLD is a wholly owned subsidiary of Jackson National.

         Commissions are paid to broker-dealers who sell the Contracts. While commissions may vary, they are not expected to exceed 8% of any premium payment. Where lower commissions are paid up front, we may also pay trail commissions. We may also pay commissions on the Income Date if the annuity option selected involves a life contingency or a payout over a period of ten or more years.

         Under certain circumstances, JNLD out of its own resources may pay bonuses, overrides, and marketing allowances, in addition to the standard commissions. These cash payments, or reimbursements, to broker-dealers are in recognition of their marketing and distribution and/or administrative services support. They may not be offered to all broker-dealers, and the terms of any particular agreement may vary among broker-dealers depending on, among other things, the level and type of marketing and distribution support provided assets under management, and the volume and size of the sales of our insurance products. Such compensation is subject to applicable state insurance law and regulation and the NASD rules of conduct.

         The two primary forms of such compensation paid by JNLD are overrides and marketing support payments. Overrides are payments that are designed as consideration for product placement, assets under management and sales volume. Overrides are generally based on a fixed percentage of product sales and currently range from 10 to 50 basis points (0.10% to 0.50%). Marketing support payments may be in the form of cash and/or non-cash compensation and allow us to, among other things, participate in sales conferences and educational seminars. Examples of such payments include, but are not limited to, reimbursements for representative training meetings, prospecting seminars, and business development and educational enhancement items. Payments or reimbursements for meetings and seminars are generally based on the anticipated level of participation and/or accessibility and the size of the audience.

         Below is an alphabetical listing of the 19 broker-dealers that received the largest amounts of marketing and distribution and/or administrative support in 2005 from the Distributor in relation to the sale of our insurance products:

                 A. G. Edwards & Sons, Inc.
                 Centaurus Financial
                 Commonwealth Financial Group, Inc.
                 Fifth Third Securities, Inc.
                 Hantz Financial Services, Inc.
                 IFMG Securities, Inc.
                 Investment Centers of America, Inc.
                 Inter Securities Inc.
                 Invest Financial Corp.
                 Linsco/Private Ledger Corp.
                 Mutual Service Corporation
                 National Planning Corporation
                 Prime Capital Services, Inc.
                 Raymond James & Associates, Inc.
                 Securities America, Inc.
                 SII Investments, Inc.
                 Thrivent Financial for Lutherans
                 Wachovia Securities, LLC
                 WM Financial Services

         Please see Appendix B for a complete list of broker-dealers that received amounts of marketing and distribution and/or administrative support in 2005 from the Distributor in relation to the sale of our insurance products.

         We may, under certain circumstances where permitted by applicable law, pay a bonus to a Contract purchaser to the extent the broker-dealer waives its commission. You can learn about the amount of any available bonus by calling the toll-free number on the cover page of this prospectus. Contract purchasers should inquire of the representative if such bonus is available to them and its compliance with applicable law. We may use any of our corporate assets to cover the cost of distribution, including any profit from the Contract's mortality and expense risk charge and other charges. Besides Jackson National Life Distributors LLC, we are affiliated with the following broker-dealers:

                 *      National Planning Corporation,

                 *      SII Investments, Inc.,

                 *      IFC Holdings, Inc. d/b/a Invest Financial Corporation,

                 *      Investment Centers of America, Inc., and

                 *      Curian Clearing LLC

         The Distributor also has the following relationships with the sub-advisers and their affiliates. The Distributor receives payments from certain sub-advisers to assist in defraying the costs of certain promotional and marketing meetings in which they participate. The amounts paid depend on the nature of the meetings, the number of meetings attended, the costs expected to be incurred and the level of the sub-adviser's participation. National Planning Corporation participates in the sales of shares of retail mutual funds advised by certain sub-advisers and other unaffiliated entities and receives selling and other compensation from them in connection with those activities, as described in the prospectus or statement of additional information for those funds. The fees range between 0.30% and 0.45% depending on these factors. In addition, the Distributor acts as distributor of variable annuity contracts and variable life insurance policies (the "Other Contracts") issued by Jackson National Life Insurance Company and its subsidiary, Jackson National Life Insurance Company of New York. Raymond James Financial Services, a brokerage affiliate of the sub-adviser to the JNL/Eagle Funds, participates in the sale of Contracts and is compensated by JNLD for its activities at the standard rates of compensation. Unaffiliated broker-dealers are also compensated at the standard rates of compensation. The compensation consists of commissions, trail commissions and other compensation or promotional incentives as described above and in the prospectus or statement of additional information for the Other Contracts.

         All of the compensation described here, and other compensation or benefits provided by JNL or our affiliates, may be greater or less than the total compensation on similar or other products. The amount and/or structure of the compensation may influence your registered representative, broker-dealer or selling institution to present this Contract over other investment alternatives. The variations in compensation, however, may also reflect differences in sales effort or ongoing customer services expected of the registered representative or the broker-dealer. You may ask your registered representative about any variations and how he or she and his or her broker-dealer are compensated for selling the Contract.

--------------------------------------------------------------------------------
* Under INCOME PAYMENTS (THE INCOME PHASE), in the subsection entitled "Income Payments from Investment Divisions," please add the following paragraph after the last paragraph.

         If the assumed net investment rate is a lower percentage, for example, 3% versus 4.5% under a particular Annuity Option, the initial payment will be smaller if a 3% assumed net investment rate applies instead of a 4.5% assumed net investment rate, but, all other things being equal, the subsequent 3% assumed net investment rate payments have the potential for increasing in amount by a larger percentage and for decreasing in amount by a smaller percentage.

--------------------------------------------------------------------------------
* Under TAXES, in the subsection entitled "Owner Control," please replace the second paragraph with the following.

         The Contract will differ from the contracts described in the Revenue Ruling, in two respects. The first difference is that the contract in the Revenue Ruling provided only 12 investment options with the insurance company having the ability to add an additional 8 options whereas a Contract offers 76 Investment Divisions and at least one Fixed Account option, although a Contract owner can select no more than 18 fixed and variable options at any one time. The second difference is that the owner of a contract in the Revenue Ruling could only make one transfer per 30-day period without a fee whereas during the accumulation phase, a Contract owner will be permitted to make up to 15 transfers in any one year without a charge.




(To be used with VC3656 Rev. 05/06)
                                                                     V6060 12/06

                       SUPPLEMENT DATED DECEMBER 22, 2006
        TO THE STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2006 FOR

                                 PERSPECTIVE(SM)
                             DEFINED STRATEGIES(SM)

              ISSUED BY JACKSON NATIONAL LIFE INSURANCE COMPANY(R)
                  THROUGH JACKSON NATIONAL SEPARATE ACCOUNT - I

THIS SUPPLEMENT UPDATES THE STATEMENT OF ADDITIONAL INFORMATION, EFFECTIVE JANUARY 16, 2007. PLEASE READ AND KEEP IT TOGETHER WITH YOUR COPY OF THE STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE.
--------------------------------------------------------------------------------

*    Under UNDERWRITERS, please replace the first paragraph as follows:

         The Contracts are offered continuously and are distributed by Jackson National Life Distributors LLC (JNLD), 7601 Technology Way, Denver, Colorado 80237. JNLD is a subsidiary of Jackson National.

*    Under   ADDITIONAL   TAX   INFORMATION,    in   the   subsection   entitled
     "Diversification -- Separate Account Investments," please replace the second to the last paragraph with the following.

         Like the contracts described in Rev. Rul. 2003-91, under the Contract there will be no arrangement, plan, contract or agreement between a Contract owner and Jackson National regarding the availability of a particular Allocation Option and other than the Contract owner's right to allocate premiums and transfer funds among the available Allocation Options, all investment decisions concerning the Allocation Options will be made by Jackson National or an advisor in its sole and absolute discretion. The Contract will differ from the contracts described in Rev. Rul. 2003-91 in two respects. The first difference is that the contracts described in Rev. Rul. 2003-91 provided twelve investment options with the insurance company having the ability to add an additional 8 options whereas the Defined Strategies Contract offers 12 Investment Divisions and multiple guaranteed fixed account options and the Perspective Contract offers 76 Investment Divisions and multiple guaranteed fixed account options, although a Contract owner can select no more than 18 Allocation Options at any one time. The second difference is that the owner of a contract in Rev. Rul. 2003-91 could only make one transfer per 30 day period without a fee whereas during the accumulation phase, a Contract owner can make 15 transfers in any one year without a charge.




(To be used with V3800 05/06)

                                                                     V6068 12/06